Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Preferred stock issuance costs	$ 0	$ 242